Cover	Aug. 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2026
Current Fiscal Year End Date	--05-31
Entity File Number	001-43307
Entity Registrant Name	OceanLight Acquisition Corporation
Entity Central Index Key	0002137679
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	3rd
Entity Address, Address Line Three	Fl
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, one warrant and one right
Title of 12(b) Security	Units, each consisting of one ordinary share, one warrant and one right
Trading Symbol	OCLTU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	OCLT
Security Exchange Name	NASDAQ
Rights, each exchangeable for one-fourth (1/4) ordinary share
Title of 12(b) Security	Rights, each exchangeable for one-fourth (1/4) ordinary share
Trading Symbol	OCLTR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	OCLTW
Security Exchange Name	NASDAQ